Property, Plant and Equipment (Details) - Schedule of Summary of Property, Plant and Equipment: - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Property Plant and Equipment [Abstract]
Buildings and cultivation facilities		$ 635,040
Machinery and equipment	1,383,356	1,017,206
Office equipment and furniture	193,456	103,201
Total	1,576,812	1,755,447
Less: Accumulated depreciation	(31,609)	(330,312)
Total property, plant and equipment, net	$ 1,545,203	$ 1,425,135